GOODWILL - Schedule of Reconciliation of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 5,434	$ 1,944
Acquisitions through business combinations	71	3,556
Adjustments to purchase equation	266	118
Disposal	(115)	(63)
Change in basis of accounting	(206)
Foreign exchange and other	569	(121)
End of year	$ 6,019	$ 5,434